Partners' Capital/Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Partners Capital Share Capitaltext Block [Abstract]
Schedule of number of shares and stated value of the outstanding shares
	Number of shares	Stated value
Common Shares	74,252,460	$26,580
Voting Participating Preferred Shares	7,034,444	48,246
Non-Voting Participating Preferred Shares	38,508,117	80,862
Director Voting Preferred Shares	1,000	10
Share capital		$155,698